UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         DECEMBER 31, 2007
                                                  ------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Great Point Partners, LLC
                  -----------------------------------------------------
Address:                   165 Mason Street - 3rd Floor
                  -----------------------------------------------------
                           Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Dr. Jeffrey R. Jay, M.D.
                  -----------------------------------------------------------
Title:                              Senior Managing Member
                  -----------------------------------------------------------
Phone:                              203-971-3300
                  -----------------------------------------------------------

Signature, Place, and Date of Signing:

   /S/Dr. Jeffrey R. Jay, M.D.          Greenwich, CT         February 14, 2008
---------------------------------  -----------------------  -------------------
     [Signature]                       [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


          13F File Number                    Name

          28-_____________                   ___________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                           --------------

Form 13F Information Table Entry Total:        55
                                           --------------

Form 13F Information Table Value Total:    $   609,958
                                            -------------
                                             (thousands)


List of Other Included Managers:           None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




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

                                      TITLE OF            VALUE   SHARE/PRN SHARE/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                        CLASS    CUSIP      ($000)  AMOUNT    PRN    CALL  DISCRETION      MANAGERS  SOLE SHARED NONE
ABIOMED INC                              COM   003654100  43,621  2,807,000  SH          Shared-Defined  None     2,807,000  0 None
ADOLOR CORP                              COM   00724X102  6,992   1,520,000  SH          Shared-Defined  None     1,520,000  0 None
ADVOCAT INC                              COM   007586100  2,157   195,700    SH          Shared-Defined  None       195,700  0 None
ALLIED HEALTHCARE INTL INC.              COM   01923A109  2,983   1,227,566  SH          Shared-Defined  None     1,227,566  0 None
ALTUS PHARMACEUTICALS INC                COM   02216N105  9,743   1,880,895  SH          Shared-Defined  None     1,880,895  0 None
AMERIGROUP CORPORATION                   COM   03073T102  11,300  310,000    SH          Shared-Defined  None       310,000  0 None
ANADYS PHARMACEUTICALS, INC.             COM   03252Q408  1,607   998,200    SH          Shared-Defined  None       998,200  0 None
ANESIVA INC                              COM   03460L100  3,143   628,601    SH          Shared-Defined  None       628,601  0 None
ARIAD PHARMACEUTICALS INC                COM   04033A100  8,500   2,000,000  SH          Shared-Defined  None     2,000,000  0 None
ARQULE INC                               COM   04269E107  4,019   692,900    SH          Shared-Defined  None       692,900  0 None
AUXILIUM PHARMACEUTICALS. INC.           COM   05334D107  26,991  900,000    SH          Shared-Defined  None       900,000  0 None
AVALON PHARMACEUTICALS INC               COM   05346P106  2,600   800,000    SH          Shared-Defined  None       800,000  0 None
CENTENE CORPORATION                      COM   15135B101  13,857  505,000    SH          Shared-Defined  None       505,000  0 None
CRYOLIFE INC                             COM   228903100  1,146   144,200    SH          Shared-Defined  None       144,200  0 None
CYPRESS BIOSCIENCE INC                   COM   232674507  25,700  2,330,000  SH          Shared-Defined  None     2,330,000  0 None
DUSA PHARMACEUTICALS INC                 COM   266898105  2,381   1,150,000  SH          Shared-Defined  None     1,150,000  0 None
ENZON PHARMACEUTICALS INC                COM   293904108  2,144   225,000    SH          Shared-Defined  None       225,000  0 None
FIRST CONSULTING GROUP INC               COM   31986R103  21,981  1,700,000  SH          Shared-Defined  None     1,700,000  0 None
FIVE STAR QUALITY CARE INC               COM   33832D106  20,543  2,475,000  SH          Shared-Defined  None     2,475,000  0 None
GENTIUM SPA SPONSORED ADR                COM   37250B104  5,923   425,532    SH          Shared-Defined  None       425,532  0 None
INCYTE CORPORATION                       COM   45337C102  6,784   675,000    SH          Shared-Defined  None       675,000  0 None
INFINITY PHARMACEUTICALS INC             COM   45665G303  4,352   455,750    SH          Shared-Defined  None       455,750  0 None
INSPIRE PHARMACEUTICALS INC              COM   457733103  25,565  4,275,000  SH          Shared-Defined  None     4,275,000  0 None
CALL/ISPH(ZSAAU)  @ 7.5 EXP01/17/2009    CALL  457733103  838     5,000      SH    CALL  Shared-Defined  None         5,000  0 None
KERYX BIOPHARMACEUTICALS INC             COM   492515101  23,109  2,751,100  SH          Shared-Defined  None     2,751,100  0 None
KOSAN BIOSCIENCES INC                    COM   50064W107  8,851   2,458,559  SH          Shared-Defined  None     2,458,559  0 None
MAXYGEN INC.                             COM   577776107  9,636   1,200,000  SH          Shared-Defined  None     1,200,000  0 None
MEDECISION INC.                          COM   58406P102  3,056   1,057,397  SH          Shared-Defined  None     1,057,397  0 None
MEMORY PHARMACEUTICALS CORP              COM   58606R403  5,513   9,845,200  SH          Shared-Defined  None     9,845,200  0 None
NPS PHARMACEUTICALS INC                  COM   62936P103  11,798  3,080,400  SH          Shared-Defined  None     3,080,400  0 None
NEUROBIOLOGICAL TECHNOLOGIES, INC        COM   64124W304  5,521   1,792,561  SH          Shared-Defined  None     1,792,561  0 None
NOVAMED INC                              COM   66986W108  5,738   1,350,000  SH          Shared-Defined  None     1,350,000  0 None
ON-ASSIGNMENT INC                        COM   682159108  11,567  1,650,000  SH          Shared-Defined  None     1,650,000  0 None
PAREXEL INTERNATIONAL CORP               COM   699462107  12,418  257,100    SH          Shared-Defined  None       257,100  0 None
ULTRASHORT MID CAP 400 PROSHRS ETF       ETF   74347R859  11,396  207,800    SH          Shared-Defined  None       207,800  0 None
QUALITY SYSTEMS INC                      COM   747582104  2,302   75,500     SH          Shared-Defined  None        75,500  0 None
QUESTCOR PHARMACEUTICALS INC             COM   74835Y101  10,747  1,862,500  SH          Shared-Defined  None     1,862,500  0 None
RENOVIS, INC.                            COM   759885106  4,741   1,575,000  SH          Shared-Defined  None     1,575,000  0 None
REPLIGEN CORP                            COM   759916109  5,015   765,725    SH          Shared-Defined  None       765,725  0 None
REPROS THERAPEUTICS INC.                 COM   76028H100  7,922   850,000    SH          Shared-Defined  None       850,000  0 None
RIGEL PHARMACEUTICALS INC                COM   766559603  16,679  656,900    SH          Shared-Defined  None       656,900  0 None
SGX PHARMACEUTICALS, INC.                COM   78423C108  5,647   1,186,357  SH          Shared-Defined  None     1,186,357  0 None
SANTARUS INC                             COM   802817304  688     250,000    SH          Shared-Defined  None       250,000  0 None
SEPRACOR INC                             COM   817315104  16,406  625,000    SH          Shared-Defined  None       625,000  0 None
THERMO FISHER SCIENTIFIC INC             COM   883556102  5,768   100,000    SH          Shared-Defined  None       100,000  0 None
THIRD WAVE TECHNOLOGIES INC              COM   88428W108  9,650   1,000,000  SH          Shared-Defined  None     1,000,000  0 None
TONGJITANG CHINESE MED CO SPONSORED ADR  COM   89025E103  2,368   240,370    SH          Shared-Defined  None       240,370  0 None
TRANSITION THERAPEUTICS INC              COM   893716209  33,871  2,986,857  SH          Shared-Defined  None     2,986,857  0 None
UNITED THERAPEUTICS CORP                 COM   91307C102  20,507  210,000    SH          Shared-Defined  None       210,000  0 None
UNIVERSAL HEALTH SVC CL B CLASS B        COM   913903100  6,088   118,900    SH          Shared-Defined  None       118,900  0 None
VALEANT PHARMACEUTICALS INTL             COM   91911X104  22,145  1,850,000  SH          Shared-Defined  None     1,850,000  0 None
WELLCARE HEALTH PLANS INC                COM   94946T106  47,372  1,117,000  SH          Shared-Defined  None     1,117,000  0 None
WRIGHT MED GROUP INC                     COM   98235T107  1,459   50,000     SH          Shared-Defined  None        50,000  0 None
ZIMMER HLDGS INC                         COM   98956P102  26,526  401,000    SH          Shared-Defined  None       401,000  0 None
ZYMOGENETICS, INC                        COM   98985T109  584     50,000     SH          Shared-Defined  None        50,000  0 None
                                                          609,958